CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues and other:
(Losses) gains on oil and natural gas derivatives				$ 5,642	$ (129,902)	$ (66,900)
Total revenues and other		$ 142,947	$ 69,910	264,286	306,211	319,669
Expenses and other:
Transportation expenses		2,318	5,586	18,645	7,640	19,238
Marketing expenses		437	674	1,674	1,424	2,320
General and administrative expenses		13,429	11,729	43,529	37,896	56,009
Depreciation, depletion, amortization and accretion		21,729	20,822	48,393	62,017	68,478
Impairment of long-lived assets						0
Taxes, other than income taxes		8,317	11,782	25,112	25,288	34,211
(Gains) losses on natural gas derivatives				(5,642)	129,902	66,900
(Gains) losses on sale of assets and other, net		400	(20,692)	(20,687)	522	(22,930)
Total expenses and other		102,530	80,705	231,873	284,231	321,819
Other income and (expenses):
Interest expense		(9,877)	(5,882)	(12,482)	(26,828)	(18,454)
Other, net		347	1,155	4,071	135	4,071
Total other income (expenses)		(9,530)	(4,727)	(8,411)	(26,693)	(14,383)
Reorganization items, net		13,781	(408)	(1,001)	23,192	(1,732)
Income (loss) before income taxes		44,668	(15,930)	23,001	18,479	(18,265)
Income tax expense (benefit)		7,683	(6,246)	9,189	3,145	2,803
Net income (loss)		36,985	(9,684)	13,812	15,334	(21,068)
Series A preferred stock dividends and conversion to common stock		(86,642)	(5,485)	(12,681)	(97,942)	(18,248)
Net income (loss) attributable to common stockholders		$ (49,657)	$ (15,169)	$ 1,131	$ (82,608)	$ (39,316)
Net income (loss) per share attributable to common stockholders:
Basic (in dollars per share)		$ (0.66)	$ (0.38)	$ 0.03	$ (1.59)	$ (0.98)
Diluted (in dollars per share)		$ (0.66)	$ (0.38)	$ 0.03	$ (1.59)	$ (0.98)
Oil, natural gas and natural gas liquids sales
Revenues and other:
Revenues and other		$ 147,004	$ 101,763	$ 237,324	$ 410,013	$ 357,928
Expenses and other:
Cost of goods sold		51,649	46,224	105,014	137,468	149,599
Electricity sales
Revenues and other:
Revenues and other		14,268	8,914	15,517	25,691	21,972
Expenses and other:
Cost of goods sold		6,130	4,580	10,193	13,855	14,894
Oil and natural gas
Revenues and other:
(Losses) gains on oil and natural gas derivatives		(18,994)	(42,443)	5,642	(131,781)	(66,900)
Expenses and other:
(Gains) losses on natural gas derivatives		18,994	42,443	(5,642)	131,781	66,900
Marketing revenues
Revenues and other:
Revenues and other		486	811	1,901	1,788	2,694
Other revenues
Revenues and other:
Revenues and other		183	865	3,902	500	$ 3,975
Natural gas derivatives
Revenues and other:
(Losses) gains on oil and natural gas derivatives		1,879	0	0	1,879
Expenses and other:
(Gains) losses on natural gas derivatives		$ (1,879)	$ 0	$ 0	$ (1,879)
Predecessor
Revenues and other:
(Losses) gains on oil and natural gas derivatives	$ 12,886						$ (20,386)
Total revenues and other	92,718						410,991
Expenses and other:
Transportation expenses	6,194						41,619
Marketing expenses	653						3,100
General and administrative expenses	7,964						79,236
Depreciation, depletion, amortization and accretion	28,149						178,223
Impairment of long-lived assets	0						1,030,588
Taxes, other than income taxes	5,212						25,113
(Gains) losses on natural gas derivatives	(12,886)						20,386
(Gains) losses on sale of assets and other, net	(183)						(109)
Total expenses and other	79,424						1,559,959
Other income and (expenses):
Interest expense	(8,245)						(61,268)
Other, net	(63)						(182)
Total other income (expenses)	(8,308)						(61,450)
Reorganization items, net	(507,720)						(72,662)
Income (loss) before income taxes	(502,734)						(1,283,080)
Income tax expense (benefit)	230						116
Net income (loss)	(502,964)						(1,283,196)
Predecessor | Oil, natural gas and natural gas liquids sales
Revenues and other:
Revenues and other	74,120						392,345
Expenses and other:
Cost of goods sold	28,238						185,056
Predecessor | Electricity sales
Revenues and other:
Revenues and other	3,655						23,204
Expenses and other:
Cost of goods sold	3,197						17,133
Predecessor | Oil and natural gas
Revenues and other:
(Losses) gains on oil and natural gas derivatives	12,886						(15,781)
Expenses and other:
(Gains) losses on natural gas derivatives	(12,886)						15,781
Predecessor | Marketing revenues
Revenues and other:
Revenues and other	633						3,653
Predecessor | Other revenues
Revenues and other:
Revenues and other	1,424						$ 7,570
Predecessor | Natural gas derivatives
Revenues and other:
(Losses) gains on oil and natural gas derivatives	0
Expenses and other:
(Gains) losses on natural gas derivatives	$ 0